Document and Entity Information Document	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 19, 2025
Entity Registrant Name	YELP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35444
Entity Tax Identification Number	20-1854266
Entity Address, Address Line One	350 Mission Street, 10th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	908-3801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.000001 per share
Trading Symbol	YELP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001345016
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed to amend the disclosure provided under Item 5.02 in the Current Report on Form 8-K filed by Yelp Inc. (the “Company”) with the U.S. Securities and Exchange Commission on August 25, 2025 (the “Original Report”) regarding Logan Green’s appointment to the board of directors of the Company (the “Board”). At the time of the Original Report, the Board had not made a determination regarding Mr. Green’s committee assignment(s). The Company hereby amends the Original Report to include information on Mr. Green’s committee assignment. Other than providing the additional information in Item 5.02 below, no other disclosure in the Original Report is amended by this Form 8-K/A.